Property, furniture and equipment, net - Summary of Carrying Amounts of lease liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 90,513	S/ 112,581
Additions	105,860	35,900
Interest expenses, Note 19(a)	7,627	5,562	S/ 9,283
Disposals	(4,908)	(5,433)
Exchange differences	102	(279)
Payments	(55,391)	(57,818)
Ending balance	S/ 143,803	S/ 90,513	S/ 112,581